WARRANTS	9 Months Ended
Sep. 30, 2015
Warrants and Rights Note Disclosure [Abstract]
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]
10.	WARRANTS

The following is a continuity schedule of the Company's common share purchase warrants:

	Number of Warrants	Weighted-Average Exercise Price ($)
Outstanding and exercisable, December 31, 2014 and 2013	-	-
Issued	18,049,075	1.35
Outstanding and exercisable, September 30, 2015	18,049,075	1.35

The following is a summary of common share purchase warrants outstanding as of September 30, 2015:

Exercise Price ($)		Number of Warrants	Expiry Date
1.40	Note 8(vi)	7,735,750	February 26, 2019
0.80	Note 8(vi)	773,575	February 26, 2019
1.40	Note 8(viii)	1,212,500	March 27, 2019
0.80	Note 8(viii)	121,250	March 27, 2019
1.40	Note 8(ix)	891,250	March 31, 2019
0.80	Note 8(ix)	89,125	March 31, 2019
1.40	Note 8(x)	3,115,000	April 21, 2019
0.80	Note 8(x)	311,500	April 21, 2019
1.40	Note 8(xi)	1,418,750	May 27, 2019
0.80	Note 8(xi)	141,875	May 27, 2019
1.40	Note 8(xii)	2,035,000	June 30, 2019
0.80	Note 8(xii)	203,500	June 30, 2019
		18,049,075

In 2014 the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction the Company committed and was obligated and will issue to these lenders warrants exercisable into 349,522 Exchangeable Shares at an exercise price of $0.23 per share. Subsequent to period end these warrants were issued pursuant to the prior commitment. (Note 13).